CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Total Purchases [member] | Supplier One [member]
Concentration of credit risk		30.10%
Total Purchases [member] | Supplier Two [member]
Concentration of credit risk		17.50%
Customer One [Member] | Account and contracts receivable [Member]
Concentration of credit risk	85.70%		86.00%
Customer One [Member] | Total revenue [Member]
Concentration of credit risk	41.50%	57.10%
Customer two [Member] | Account and contracts receivable [Member]
Concentration of credit risk	14.00%
Customer two [Member] | Total revenue [Member]
Concentration of credit risk	40.70%	33.20%